INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES	NOTE 4 – INVENTORIES

	December 31,
	2019	2018
	U.S. dollars in thousands
Raw materials and auxiliary materials	$1,651	$1,158
Work in process	531	277
Finished products	1,181	800
	$3,363	$2,235